Share capital, share premium and own shares (Tables)	12 Months Ended
Dec. 31, 2018
Share capital, share premium and own shares
Schedule of reconciliation of issued shares

	2018			2017
Issued shares of 5p each	Number of ordinary	Share	Share	Number of ordinary	Share	Share
fully paid	shares	capital	premium	shares	capital	premium
		£m	£m		£m	£m
At 1 January	2,587,175,445	129	1,948	2,581,061,573	129	1,927
Shares issued under share-based schemes	5,868,964	1	16	6,113,872	—	21
At 31 December	2,593,044,409	130	1,964	2,587,175,445	129	1,948

Summary of options outstanding under save as you earn schemes to subscribe for shares

	Number of
	shares to	Share price range
	subscribe for	from		to		Exercisable by year
31 Dec 2018	4,885,804	901	p	1,455	p	2024
31 Dec 2017	6,448,853	629	p	1,455	p	2023

Summary of purchases of own shares in respect of employee incentive plans

	Number	2018 share price			Number	2017 share price
	of shares	Low	High	Cost	of shares	Low	High	Cost
		£	£	£		£	£	£
January	51,555	19.18	19.40	996,536	62,388	15.83	16.02	989,583
February	55,765	17.91	18.10	1,004,362	65,706	15.70	16.09	1,052,657
March	55,623	18.25	18.54	1,025,238	70,139	16.40	16.54	1,159,950
April	1,664,334	16.67	17.95	29,113,556	3,090,167	16.58	16.80	51,369,760
May	63,334	18.91	19.38	1,216,136	55,744	17.50	17.62	979,645
June	181,995	18.21	18.65	3,335,725	182,780	17.52	18.00	3,269,447
July	55,888	17.68	17.86	993,779	51,984	17.72	17.93	927,452
August	60,384	18.04	18.10	1,090,283	55,857	18.30	18.73	1,025,802
September	82,612	16.95	16.98	1,400,868	51,226	17.45	17.97	912,151
October	148,209	15.62	16.84	2,477,127	136,563	17.99	18.22	2,483,879
November	67,162	15.95	15.96	1,071,633	53,951	18.38	18.40	992,123
December	73,744	13.99	14.30	1,045,278	53,519	18.26	18.47	986,000
Total	2,560,605			44,770,521	3,930,024			66,148,449